PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

As of March 31, 2025 and December 31, 2024, property and equipment, net consist of the following:

	March 31, 2025	December 31, 2024
Land	$2,019,352	$2,008,132
Buildings and facilities attached to buildings	5,535,632	5,373,424
Machinery, equipment and automobiles	4,296,688	4,312,270
Aircraft	3,681,921	3,510,376
Software	5,171,344	4,811,260
Subtotal	20,704,937	20,015,462
Less: accumulated depreciation	(9,726,481)	(8,749,391)
Less: accumulated impairment	(2,455,105)	(2,494,169)
Property and equipment, net	$8,523,351	$8,771,902

Depreciation expense was $604,882 and $744,809 for the three months ended March 31, 2025 and 2024, respectively.

The Company recognized a gain on disposal of property and equipment of $12,375 and nil for the three months ended March 31, 2025 and 2024, respectively.

NOTE 8 — PROPERTY AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Land	$2,008,132	$1,799,443
Buildings and facilities attached to buildings	5,373,424	8,412,348
Machinery, equipment and automobiles	4,312,270	5,539,542
Aircraft	3,510,376	4,091,772
Software	4,811,260	3,778,911
Construction in progress	—	591,306
Subtotal	20,015,462	24,213,322
Less: accumulated depreciation	(8,749,391)	(8,231,990)
Less: accumulated impairment	(2,494,169)	(2,399,315)
Property and equipment, net	$8,771,902	$13,582,017

In August 2023, the Company disposed of certain properties to General Incorporated Association SBC, an entity controlled by the CEO of the Company, who is the sole stockholder of the Company. The payment in excess of the net book value received from General Incorporated Association SBC of $9,620,453 was included as a deemed contribution in connection with disposal of property and equipment in the Company’s consolidated statements of changes in stockholders’ equity.

Depreciation expense was $2,726,348 and $6,586,036 for the years ended December 31, 2024 and 2023, respectively.

The Company recognized an impairment loss of nil and $204,026, and a gain on disposal of property and equipment of $325,761 and $249,532 for the years ended December 31, 2024 and 2023, respectively.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS